SHORT-TERM BORROWINGS AND NOTES PAYABLE (Details Narrative) - USD ($)					12 Months Ended
	Jul. 11, 2025	Sep. 03, 2024	May 24, 2024	Jul. 12, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 04, 2024	Mar. 11, 2024	Dec. 31, 2019
Line of Credit Facility [Line Items]
Line of credit, available borrowing capacity	$ 4,000,000
Borrowing capacity	1,000,000
Borrowing capacity	5,000,000
Overline fee	$ 37,000
Interest rate description					Interest accrues on the outstanding principal at a rate equal to the greater of a floor rate of 5.25% per annum and the Prime Rate as set out in the Wall Street Journal (WSJ) plus 1%; a collateral management fee of 0.6% per month; and, 0.25% per annum on the unused portion of the line. The WSJ Prime Rate was 6.75% as of December 31, 2025. Interest on the overline is calculated at the default rate, which adds 3% to the rate applied to the outstanding principal.
Short term borrowings					$ 2,880,018	$ 3,343,710
Accrued interest rate										10.00%
Term Note Purchase Agreement [Member]
Line of Credit Facility [Line Items]
Term Loan								$ 125,000	$ 750,000
Accrued interest rate								8.00%	8.00%
Principal and outstanding amount		$ 905,861
Revolving Credit Facility [Member] | 2019 Note [Member]
Line of Credit Facility [Line Items]
Line of credit principal amount withdrawn			$ 5,250,000	$ 5,000,000
Short term borrowings					2,880,018	3,343,710
Interest expense					$ 639,024	$ 602,638	$ 350,890